TEMPLETON INCOME TRUST
300 S.E. 2ND STREET
FORT LAUDERDALE, FL 33301-1923

June 1, 2022

Via EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Templeton Income Trust (CIK#0000795402)
	File No. 811-04706

Ladies and Gentlemen:

On behalf of the above-referenced Trust submitted herewith under the EDGAR system, please find Amended Form N-
CEN for the period ended December 31, 2020.

The amended form is being filed to amend Item C.7.e of the Form N-CEN on behalf of Templeton Global Bond Fund to remove reliance on Rule 17a-7. There were no other changes to the Form N-CEN that was filed on March 12, 2021
(accession number 0001752724-21-050180).

Please direct any inquiries to Jeffrey W. White at (916) 463-
4396.

Sincerely,

/s/ Jeffrey W. White

Jeffrey W. White
Assistant Treasurer